Net Income per Share (Calculation of Basic and Diluted EPS) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Net Income per Share [Abstract]
Net income	$ 1,266	$ 1,302	$ 1,347	$ 1,200	$ 1,167	$ 1,196	$ 976	$ 905	$ 5,115	$ 4,244
Less: Preferred stock dividends and discount accretion		119	465	404	408	397	401	396	988	1,602
Income available to common shareholders	$ 1,266	$ 1,183	$ 882	$ 796	$ 759	$ 799	$ 575	$ 509	$ 4,127	$ 2,642
Weighted average common shares outstanding - Basic									7,547	7,477
Plus: Potential dilutive common stock equivalents									263	317
Weighted average common shares oustanding - Diluted									7,810	7,794
Net income per common share - Basic	$ 0.17	$ 0.15	$ 0.12	$ 0.11	$ 0.10	$ 0.10	$ 0.08	$ 0.07	$ 0.55	$ 0.35
Net income per common share - Diluted	$ 0.17	$ 0.15	$ 0.11	$ 0.10	$ 0.10	$ 0.10	$ 0.07	$ 0.07	$ 0.53	$ 0.34
Stock options and common stock excluded from the income per share computation as their effect would have been anti-dilutive									377	506